Operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2019
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Operating Expenses [line items]
Schedule of detailed information about operating expenses,net

This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Exploration and advanced projects	33,669	62,643	51,694
Severance program	2,210	8,678	9,419
Cost of sales from the sale of fixed assets	2,092	5,445	1,632
Tax fine	2,019	3,954	—
Write-off of fixed assets	1,204	—	1,368
Revenue from sale of fixed assets	(8,088)	(4,821)	(2,235)
Others, net	2,881	256	1,636

	35,987	76,155	63,514